Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table) (Details) - Fair Value, Nonrecurring [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long-Lived, Fair Value Disclosure	$ 7,500
Total	7,500
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	7,500
Total	$ 7,500